ELECTRICITY CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2023
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS

NOTE 3 – ELECTRICITY CONCESSIONS AND AUTHORIZATIONS

Eletrobras holds directly or through its subsidiaries, jointly controlled and associate companies, electricity concessions in the generation and transmission segments.

I - Generation concessions and authorizations

		Installed
		Capacity
Contract	Hydroelectric Power Plants (HPP)	(MW)	Location	Year
001/2010	Belo Monte	11,233	PA	2045
002/2022	Tucuruí	8,535	PA	2052
002/2008	Jirau	3,750	RO	2043
001/2008	Santo Antônio	3,568	RO	2043
001/2022	Xingo	3,162	SE/AL	2052
001/2022	Paulo Afonso IV	2,462	BA	2052
003/2022	Itumbiara	2,082	MG	2052
002/2011	Teles Pires	1,819	MT/PA	2047
001/2022	Luiz Gonzaga (Itaparica)	1,480	PE/BA	2052
003/2022	Marimbondo	1,440	MG	2052
005/2004	Serra da Mesa	1,275	GO	2046
003/2022	Furnas	1,216	MG	2052
001/2022	Sobradinho	1,050	BA	2052
003/2022	Luis Carlos Barreto de Carvalho	1,050	SP/MG	2052
002/2011	Teles Pires	964	MT/PA	2046
005/1997	Luís Eduardo Magalhães	903	TO	2032
128/2001	Foz do Chapecó	855	RS	2036
003/2014	Três Irmãos	808	SP	2044
001/2022	Paulo Afonso III	794	BA	2052
002/2014	São Manoel	736	PA	2049
130/2001	Peixe Angical	499	TO	2042
003/2022	Mascarenhas de Moraes (Peixoto)	476	MG	2052
001/2022	Paulo Afonso II	443	BA	2052
001/2014	Sinop	402	MT	2049
001/2022	Apolônio Sales (Moxotó)	400	AL	2052
003/2022	Corumbá I	375	GO	2052
001/2007	Governador Jayme Canet Júnior	363	PR	2049
003/2022	Porto Colômbia	320	MG	2052
003/2006	Simplício	306	MG	2043
002/2019	Balbina	250	AM	2027
001/2022	Boa Esperança	237	PI/MA	2052
005/2011	Samuel	217	RO	2032
003/2022	Funil - RJ	216	RJ	2052
129/2001	Serra do Facão	213	GO	2036
010/2000	Manso	210	MT	2037
001/2022	Paulo Afonso I	180	BA	2052
001/2006	Baguari	140	MG	2046
007/2006	Retiro Baixo	82	MG	2041
002/2022	Coaracy Nunes	78	AP	2052
004/2006	Passo São João	77	RS	2046
002/2006	Batalha	53	MG	2043
092/2002	São Domingos	48	MS	2039
002/2022	Curuá-Una	30	PA	2052
001/2022	Funil	30	BA	2052
003/2006	Anta	28	RJ	2041
001/2022	Stone	20	BA	2052
006/2004	Curemas	4	PB	2026

		Installed
		Capacity
Contract	Small Hydroelectric Plants (SHP)	(MW)	Location	Year
374/2005	João Borges	19	SC	2039
186/2004	Barra do Rio Chapéu	15	SC	2038

		Installed
		Capacity
Contract	Wind Generating Plants (EOL)	(MW)	Location	Year
220/2014	Casa Nova II	33	BA	2049
746/2010	Cerro Chato I	30	RS	2045
747/2010	Cerro Chato II	30	RS	2045
748/2010	Cerro Chato III	30	RS	2045
MME Ordinance No. 459/2012	FORTIM - Nossa Senhora de Fátima	30	CE	2047
225/2014	Casa Nova III	28	BA	2049
Authorizing Resolution No. 7,907/19	Casa Nova A	27	BA	2054
Authorizing Resolution No. 13,606/23	Casa Nova B	27	BA	2058
Authorizing Resolution No. 13,608/23	Casa Nova E	27	BA	2058
Authorizing Resolution No. 13,610/23	Casa Nova G	27	BA	2058
388/2012	Caiçara I	27	RN	2047
MME Ordinance No. 458/2012	FORTIM - Jandaia	27	CE	2047
Ordinance Mme 068/2012	Ibirapuitã	25	RS	2047
Authorizing Resolution No. 13,609/23	Casa Nova F	24	BA	2058
399/2012	Junco I	24	RN	2047
417/2012	Junco II	24	RN	2047
81/2012	Cerro Chato VI	12	RS	2047
MME Ordinance No. 409/2012	FORTIM - Jandaia I	24	CE	2047
Authorizing Resolution No. 13,607/23	Casa Nova D	23	BA	2058
MME Ordinance No. 446/2012	FORTIM - São Clemente	21	CE	2047
MME Ordinance No. 432/2012	FORTIM - São Januário	21	CE	2047
418/2012	Caiçara II	18	RN	2047
219/2014	Coqueirinho II	16	BA	2049
286/2014	Tamanduá Mirim II	16	BA	2049
141/2012	Cerro Chato V	12	RS	2047
152/2014	Angical II	10	BA	2049
154/2014	Caititú II	10	BA	2049
174/2014	Carcará	10	BA	2049
176/2014	Corrupião III	10	BA	2049
177/2014	Caititú III	10	BA	2049
139/2012	Cerro Chato IV	10	RS	2047
213/2014	Papagaio	10	BA	2049
153/2014	Teiú II	8	BA	2049
103/2012	Cerro dos Trindade	8	RS	2047
150/2014	Acauã	6	BA	2049
151/2014	Arapapá	4	BA	2049

		Installed
		Capacity
Contract	Wind Parks	(MW)	Location	Year
204/2014	Parque Eólico Coxilha Seca	30	RS	2049
210/2014	Parque Eólico Capão do Inglês	10	RS	2049
192/2014	Parque Eólico Galpões	8	RS	2049

		Installed
		Capacity
Contract	Thermoelectric Power Plants (TPP)	(MW)	Location	Year
Aneel Resolution 4950/2014	MAUÁ III	591	AM	2046
004/2004	Santa Cruz	350	RJ	2026
MME Ordinance No. 304/2008	Candiota III (Phase C)	350	RS	2041
207/2019	APARECIDA	166	AM	2030
MME Ordinance No. 420/1989	Senador Arnon Afonso Farias de Mello	86	RR	2030
004/2004	Campos (Roberto Silveira)	30	RJ	2027
Authorizing Resolution 5,682/2016	Araguaia [1]	23	MT	2019
Aneel Resolution 6883/2018	ANORI	5	AM	2030
Aneel Resolution 6883/2018	CODAJÁS	5	AM	2030
Aneel Resolution 6883/2018	CAAPIRANGA	2	AM	2030
CEG Registration: UTE.GN.AM.000092-2.02	Anamã	2	AM	2030
1.

Decommissioning of the plant in its entirety, authorized by the Ordinance of the Ministry of Mines and Energy No. 331 of 08/14/2018. The process regarding the revocation of the authorization grant is ongoing at ANEEL.

II - Electricity transmission concessions – corporate

Contract	Readjustment index	No. of substations	Km	RAP Cycle 2023/2024	Start	End
062/2001	IPCA	64	19,790	6,954,738	2013	2043
061/2001	IPCA	112	19,236	4,730,821	2013	2043
058/2001	IPCA	48	8,650	2,501,865	2013	2043
057/2001	IPCA	58	8,691	1,199,049	2013	2043
012/2009	IPCA	2	111	305,815	2009	2039
034/2001	IGPM (General Market Price Index)	2	664	253,066	2001	2031
020/2012	IPCA	4	473	156,680	2012	2042
010/2005	IGPM (General Market Price Index)	4	361	153,846	2005	2035
021/2009	IPCA	7	986	99,154	2009	2039
010/2009	IPCA	2	44	94,514	2009	2039
004/2012	IPCA	6	783	93,955	2014	2042
008/2011	IPCA	5	286	90,111	2011	2041
004/2004	IGPM (General Market Price Index)	3	372	83,664	2004	2034
019/2012	IPCA	3	60	61,433	2012	2042
005/2006	IPCA	2	257	54,101	2006	2036
022/2009	IPCA	3	486	53,376	2009	2039
004/2010	IPCA	4	34	49,114	2010	2040
017/2009	IPCA	5	96	42,825	2009	2039
019/2010	IPCA	7	321	33,739	2010	2040
006/2005	IGPM (General Market Price Index)	2	90	32,811	2005	2035
007/2005	IGPM (General Market Price Index)	2	208	30,651	2005	2035
006/2009	IPCA	3	49	29,806	2009	2039
011/2010	IPCA	4	—	29,359	2010	2040
007/2014	IPCA	5	275	29,178	2014	2044
001/2009	IPCA	2	95	28,972	2009	2039
005/2012	IPCA	4	42	28,012	2012	2042
007/2006	IPCA	3	71	26,570	2006	2036
018/2012	IPCA	6	208	23,480	2012	2042
016/2012	IPCA	1	—	22,988	2012	2042
002/2009	IPCA	1	—	21,966	2009	2039
010/2007	IPCA	2	95	21,666	2007	2037
010/2011	IPCA	3	65	19,391	2011	2041
017/2011	IPCA	2	46	17,825	2011	2041
012/2007	IPCA	4	316	16,757	2007	2037
028/2009	IPCA	3	187	16,597	2009	2039
017/2012	IPCA	2	—	16,118	2012	2042
007/2010	IPCA	1	—	15,481	2010	2040
013/2010	IPCA	1	—	15,370	2010	2040
003/2009	IPCA	2	180	14,505	2009	2039
014/2012	IPCA	2	30	14,059	2012	2042
002/2011	IPCA	3	231	13,875	2011	2041
020/2010	IPCA	2	115	13,629	2010	2040
008/2005	IGPM (General Market Price Index)	2	120	13,450	2005	2035
007/2008	IPCA	3	36	12,880	2008	2038
006/2010	IPCA	2	95	11,690	2010	2040
021/2010	IPCA	2	91	10,962	2010	2040
018/2009	IPCA	2	145	10,663	2009	2039
014/2008	IPCA	2	145	9,542	2008	2038
014/2010	IPCA	1	—	9,075	2010	2040
012/2011	IPCA	2	—	8,776	2011	2041
004/2008	IPCA	2	238	8,190	2008	2038
009/2011	IPCA	2	64	7,853	2011	2041
009/2010	IPCA	2	59	7,663	2010	2040
005/2009	IPCA	1	—	7,443	2009	2039
005/2008	IPCA	2	110	6,282	2008	2038
014/2011	IPCA	3	50	5,792	2011	2041
012/2010	IPCA	3	37	5,381	2010	2040
008/2014	IPCA	1	—	4,540	2014	2044
013/2011	IPCA	1	—	2,806	2011	2041
Total			65,194	17,663,048

III - Electricity transmission concessions – SPEs

					Maturity
Contract	SPE	Participation	Readjustment index	RAP Cycle 2023/2024	Start	End
014/2014	Belo Monte Transmissora de Energia S.A.	49.00%	IPCA	790,519	2014	2044
013/2009	Interligação Eletrica do Madeira S.A.	49.00%	IPCA	372,747	2009	2039
015/2009	Interligação Eletrica do Madeira S.A.	49.00%	IPCA	320,567	2009	2039
001/2014	Mata de Santa Genebra Transmissão S.A.	49.90%	IPCA	312,074	2014	2044
007/2013	Paranaíba Transmissora de Energia S.A.	24.50%	IPCA	181,490	2013	2043
005/2004	STN - Sistema de Transmissão Nordeste S.A.	49.00%	IGP-M	171,742	2004	2034
022/2011	Interligação Elétrica Garanhuns S.A.	49.00%	IPCA	132,138	2011	2041
002/2010	Goiás Transmissão S.A.	49.00%	IPCA	88,714	2010	2040
009/2009	Transenergia Renovável S.A.	49.00%	IPCA	81,044	2009	2039
008/2010	MGE Transmissão S.A.	49.00%	IPCA	65,050	2010	2040
004/2013	Triângulo Mineiro Transmissora S.A.	100.00%	IPCA	52,949	2013	2043
014/2013	Vale do São Bartolomeu Transmissora de Energia S.A.	90.00%	IPCA	49,106	2013	2043
024/2009	Transenergia São Paulo S.A.	49.00%	IPCA	28,533	2009	2039
010/2012	Luziania-Niquelandia Transmissora S.A.	49.00%	IPCA	22,505	2012	2042
003/2012	Transnorte Energia S.A.	50.38%	IPCA	16,180	2012	2042
003/2011	Caldas Novas Transmissão S.A.	49.90%	IPCA	6,845	2011	2041
003/2014	Lago Azul Transmissão S.A.	49.90%	IPCA	5,464	2014	2044
009/2023[1]	Nova Era Janapu Transmissora S.A.	100.00%	IPCA	—	2023	2053
Total				2,697,667

[1] Concession Agreement 009/2023 signed on 29/09/2023, not considered by ANEEL in the 2023/2024 cycle. The RAP established in said agreement is of R$68,700.